Subsequent Events (Details) - USD ($) $ in Thousands	May 02, 2024	Apr. 12, 2024	Mar. 19, 2024
Convertible notes | Daewoong | Subscription Agreement
Subsequent Events
Principal amount of debt issuable			$ 15,000
Subsequent Events
Subsequent Events
Payments to redeem the public warrants	$ 21
Subsequent Events | Convertible notes | Daewoong | Subscription Agreement
Subsequent Events
Principal amount of debt issuable		$ 10,000	$ 15,000